Summary of Significant Accounting Policies - Additional Information (Details)	5 Months Ended
Jun. 30, 2021 USD ($) shares
Summaryof Significant Accounting Policies Details [Line Items]
Federal deposit insurance corporation coverage limits	$ 250,000
Cash	0
Offering costs amounting	19,172,254
Expensed offering costs	956,584
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, early adoption [true false]	true
Change in accounting principle, accounting standards update, immaterial effect [true false]	true
Accounting standards update [Extensible List]	us-gaap:AccountingStandardsUpdate202006Member
Tax liability	$ 0
Minimum [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Minimum stockholders equity required for compliance	5,000,001
Initial Public Offering
Summaryof Significant Accounting Policies Details [Line Items]
Offering costs amounting	$ 20,128,838
Class A Common Stock
Summaryof Significant Accounting Policies Details [Line Items]
Common stock subject to possible redemption | shares	35,000,000